Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Osterweis Fund | Osterweis Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	13.38%	22.65%	(21.87%)	19.29%	23.13%	33.12%	(7.26%)	14.43%	4.87%	(6.35%)
Osterweis Strategic Income Fund | Osterweis Strategic Income Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	8.03%	12.30%	(5.94%)	5.48%	9.02%	5.35%	(0.66%)	5.99%	10.95%	(0.93%)
Osterweis Growth & Income Fund | Osterweis Growth & Income Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[3]	10.53%	14.76%	(14.99%)	17.70%	17.54%	22.23%	(7.33%)	12.85%	9.82%	(5.72%)
Osterweis Emerging Opportunity Fund | Osterweis Emerging Opportunity Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[4]	22.48%	23.98%	(33.00%)	3.95%	83.24%	28.03%	1.64%	26.44%	9.76%	(0.30%)

[1]	The Osterweis Fund’s calendar year-to-date return as of March 31, 2025 was -3.27%.
[2]	The Osterweis Strategic Income Fund’s calendar year-to-date return as of March 31, 2025 was 0.66%.
[3]	The Osterweis Growth & Income Fund’s calendar year-to-date return as of March 31, 2025 was -1.36%
[4]	The Osterweis Opportunity Fund’s calendar year-to-date return as of March 31, 2025 was -14.87%.